Note 15 - Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
15.           Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, trading securities, derivatives including interest rate swaps and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below (see Note 16) do not qualify for accounting purposes as fair value hedges, under guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Consolidated statements of operations.” As of December 31, 2012, the Company had three open swap contracts for a notional amount of $60.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.  As of December 31, 2012, there were no customers with trade accounts receivable accounting for more than 10% of the customer’s 2012 hire revenues.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s investments in trading securities and FFA contracts are determined based on quoted prices in active markets and therefore are considered Level 1 of the fair value hierarchy as defined in guidance relating to “Fair value measurements”.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items.  As of December 31, 2011 and December 31, 2012 no fair value measurements for assets or liabilities under Level 3 were recognized in the Company’s consolidated financial statements.

	Fair Value Measurement as of December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$2,393,568	-	$2,393,568	-

	Fair Value Measurement as of December 31, 2011
	Total,	l (Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$27,473	$27,473	-	-
Liabilities
Interest rate swap contracts, current and long-term portion	$3,451,497	-	$3,451,497	-
Total		$27,473	$3,451,497

The estimated fair values of the Company’s financial instruments such as trade receivables, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of December 31, 2011 and 2012, due to their short-term maturity. The fair value of the Company’s long term borrowings approximates $58.9 million as of December 31, 2012 or $2.7 million less than its carrying value of $61.6 million. The fair value of the long term borrowings are  estimated based  on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the  long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy  due to their variable interest rate, being the LIBOR.